Operating Segments	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Operating Segments
9.	Operating Segments

Berry’s operations are organized into four reportable segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, Australia, Germany, Brazil, Malaysia, and India. The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 98% of the total assets. Selected information by reportable segment is presented in the following table:

	Quarterly Period Ended		Quarterly Period Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net sales:
Rigid Open Top	$257	$296	$516	$583
Rigid Closed Top	353	364	666	711

Rigid Packaging	$610	$660	$1,182	$1,294
Engineered Materials	354	337	679	665
Flexible Packaging	186	186	361	361

Total net sales	$1,150	$1,183	$2,222	$2,320

Operating income (loss):
Rigid Open Top	$33	$41	$60	$72
Rigid Closed Top	36	26	54	29

Rigid Packaging	$69	$67	$114	$101
Engineered Materials	33	21	57	23
Flexible Packaging	9	3	8	(4)

Total operating income	$111	$91	$179	$120

Depreciation and amortization:
Rigid Open Top	$22	$23	$45	$45
Rigid Closed Top	33	33	66	68

Rigid Packaging	$55	$56	$111	$113
Engineered Materials	17	17	35	34
Flexible Packaging	13	14	26	29

Total depreciation and amortization	$85	$87	$172	$176

	March 30, 2013	September 29, 2012
Total assets:
Rigid Open Top	$1,801	$1,773
Rigid Closed Top	1,945	1,959

Rigid Packaging	$3,746	$3,732
Engineered Materials	818	873
Flexible Packaging	518	501

Total assets	$5,082	$5,106

Goodwill:
Rigid Open Top	$681	$681
Rigid Closed Top	831	832

Rigid Packaging	$1,512	$1,513
Engineered Materials	82	73
Flexible Packaging	39	40

Total goodwill	$1,633	$1,626

13.	Segment and Geographic Data

Berry’s operations are organized into four reportable segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, Australia, Germany, Brazil, Malaysia, and India. The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 99% of the total assets. Selected information by reportable segment is presented in the following table.

	2012	2011	2010
Net sales
Rigid Open Top	$1,229	$1,261	$1,160
Rigid Closed Top	1,438	1,053	970
Engineered Materials	1,362	1,451	1,457
Flexible Packaging	737	796	670

Total	$4,766	$4,561	$4,257

Operating income (loss)
Rigid Open Top	$159	$155	$124
Rigid Closed Top	95	77	73
Engineered Materials	70	(71)	4
Flexible Packaging	1	(119)	(77)

Total	$325	$42	$124

Depreciation and amortization
Rigid Open Top	$90	$102	$93
Rigid Closed Top	135	95	91
Engineered Materials	71	72	72
Flexible Packaging	59	75	61

Total	$355	$344	$317

	2012	2011
Total assets
Rigid Open Top	$1,773	$1,818
Rigid Closed Top	1,959	1,963
Engineered Materials	873	841
Flexible Packaging	501	595

	$5,106	$5,217

	2012	2011
Goodwill
Rigid Open Top	$681	$681
Rigid Closed Top	832	819
Engineered Materials	73	55
Flexible Packaging	40	40

	$1,626	$1,595